Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net income (loss) - basic and diluted	$(39,205)	$(219)	$(40,268)	$(8,312)
Net (income) loss attributable to non- controlling interests	115	-	115	-
Earnings allocated to participating securities	(4,420)	(2,367)	(5,507)	(3,540)
Net income (loss) attributable to common stockholders - basic and diluted	$(43,510)	$(2,586)	$(45,660)	$(11,852)

Denominator:
Weighted average shares outstanding - basic and diluted	17,144	5,461	15,948	5,060

Net income (loss) per common share - basic and diluted	$(2.54)	$(0.47)	$(2.86)	$(2.34)

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Years Ended December 31,
	2025	2024
	(As restated)
Numerator:
Net income (loss) - basic and diluted	$(3,585)	$(11,561)
Less: Earnings allocated to participating securities	(7,341)	(5,266)
Net income (loss) attributable to common stockholders - basic and diluted	$(10,926)	$(16,827)
Denominator:
Weighted average shares outstanding - basic and diluted	8,378	4,340
Net income (loss) per common share - basic and diluted	$(1.30)	$(3.88)

Schedule of Diluted Earnings Per Share

The Company had the following shares that were excluded from the computation of diluted earnings per share because their inclusion would have been anti-dilutive for the periods presented but could potentially dilute basic earnings per share in future periods:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Series B Preferred Stock	46,483	18,476	46,483	18,476
Series C Preferred Stock	-	56,000	-	56,000
Series D Preferred Stock	-	-	-	-
Restricted Stock Units	106,440	-	106,440	-
Restricted Stock	358,893	-	358,893	-
Total	511,816	74,476	511,816	74,476

The Company had the following shares that were excluded from the computation of diluted earnings per share because their inclusion would have been anti-dilutive for the periods presented but could potentially dilute basic earnings per share in future periods:

	Years Ended December 31,
	2025	2024
Series A Preferred Stock	—	19,000
Series B Preferred Stock	35,524	9,823
Restricted stock	358,893	—
Total	394,417	28,823